Financial risk management (Details 4) - 12 months ended Dec. 31, 2023 $ in Thousands, $ in Thousands	CAD ($)	MXN ($)
CAD/USD Exchange rate +/-10% [Member]
Approximate impact on:
Net loss	$ 1,545
Other comprehensive loss	$ 128
MXN/USD Exchange rate +/-10% [Member]
Approximate impact on:
Net loss		$ 3,512
Other comprehensive loss		$ 20